Document and Entity Information	May 06, 2025
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 06, 2025
Entity Registrant Name	STARZ ENTERTAINMENT CORP /CN/
Entity Incorporation State Country Code	A1
Entity File Number	1-14880
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	250 Howe Street
Entity Address Address Line 2	20th Floor
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Entity Information Former Legal Or Registered Name	Lions Gate Entertainment Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value per share
Trading Symbol	STRZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTEThis Amendment No. 1 to the Current Report on Form 8-K of Starz Entertainment Corp. (the “Company”) is being filed for the purpose of correcting a clerical error in Item 2.03 and Exhibit 10.14 of the Current Report on Form 8-K filed with the SEC on May 7, 2025 (the “Original 8-K”). Item 2.03 of the Original 8-K indicates that the Credit Agreement referred to therein will mature on the date that is four years after the closing date of the facility. Item 2.03 to this Amendment No. 1 has corrected such statement to instead say five years after the closing date of the facility. Additionally, the Credit Agreement as filed in Exhibit 10.14 of the Original 8-K has been revised to reflect the correct maturity date. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0000929351
Other Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	1647 Stewart Street
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404